Other Payables and Accrued Liabilities	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities

Note 11 – Other payables and accrued liabilities

	As of March 31, 2024	As of June 30, 2023
	(Unaudited)	(Audited)
Accrued professional fees (i)	$145,081	$233,600
Accrued promotion expenses (ii)	1,701	39,538
Accrued payroll	82,168	157,542
Accrued interest (iii)	81,658	79,936
Payables to merchant from ZCITY platform (iv)	196,742	174,056
Others	42,538	38,724
Total other payables and accrued liabilities	$549,888	$723,396

(i)	Accrued professional fees

The balance of accrued professional fees represented amount due to third parties service providers which include mobile application developing, marketing consulting service, IT related professional service, audit fee, tax filing fee, and consulting fee related to capital raising.

(ii)	Accrued promotion expense

The balance of accrued promotion expense represented the balance of profit sharing payable to the Company’s merchant and subscribed agents to promote business growth.

(iii)	Accrued interest

The balance of accrued interest represented the balance of interest payable from convertible notes aforementioned in Note 10.

(iv)	Payables to merchants from ZCITY platform

The balance of payables to merchants from ZCITY platform represented the amount the Company collected on behalf of merchant from its customer through the Company’s ZCITY platform.

Note 9 – Other payables and accrued liabilities

	As of June 30, 2023	As of June 30, 2022

Accrued professional fees (i)	$233,600	$910,186
Accrued promotion expenses (ii)	39,538	41,476
Accrued payroll	157,542	112,069
Accrued interest (iii)	79,936	92,686
Payables to merchant from ZCITY platform (iv)	174,056	-
Others	38,724	5,443
Total other payables and accrued liabilities	$723,396	$1,161,860

(i)	Accrued professional fees

The balance of accrued professional fees represented amount due to third parties service providers which include marketing consulting service, IT related professional service, audit fee, and consulting fee related to capital raising. In addition, the balance of accrued professional fees also consist of consulting fee which the Company agree to compensate the consultant by issuing 300,000 warrants exercisable for a period of 5 years at $4.00 per share. On August 15, 2022, the Company had issued the warrants to the consultant upon completion of its Offering. The value of the consulting fee was estimated by the fair value of the warrants which was determined by using the Black Scholes model (Note 11). The consulting fee was estimated to be $856,170 and record as accrued professional fee as of June 30, 2022. Upon issuance of the warrants, the above-mentioned balance of the accrued professional fee was reduced by increasing the same amount in additional paid in capital.

(ii)	Accrued promotion expense

The balance of accrued promotion expense represented the balance of profit sharing payable to the Company’s merchant and subscribed agents to promote business growth.

(iii)	Accrued interest

The balance of accrued interest represented the balance of interest payable from convertible note aforementioned in Note 8.

(iv)	Payables to merchants from ZCITY platform

The balance of payables to merchants from ZCITY platform represented the amount the Company collected on behalf of merchant from its customer through the Company’s ZCITY platform.